Financial Instruments - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measured at amortized cost:
Short-term secured borrowings	$ 453,000	$ 369,300
Accounts payables and other payables (including related parties)	174,769	177,593
Long-term unsecured borrowings (including current portion)	40,500	46,500
Lease liabilities (including current and noncurrent)	11,380	11,675
Guarantee deposits	56,749	66,631
Total	736,398	671,699
Unsecured Borrowings
Measured at amortized cost:
Short-term unsecured borrowings	0	0	$ 0
Secured Borrowings
Measured at amortized cost:
Short-term secured borrowings	$ 453,000	$ 369,300	$ 151,400